UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Kathleen Doback
           ----------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           ----------------------------------------

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Kathleen Doback
        -------------------------
Title:  Chief Operating Officer
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   4/11/2002
-------------------                   -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           72
                                              -----------

Form  13F  Information  Table  Value  Total:  $77,739,855
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ACACIA RESEARCH CORP           COM              003881109  3605560  316000          SOLE             SOLE      0    0
ACCREDO HEALTH, INC.           COM              00437V104   956409   16700          SOLE             SOLE      0    0
ACTION PERFORMANCE             COM              004933107  2240875   45500          SOLE             SOLE      0    0
ALLIANT TECHNOLOGY SYSTEMS     COM              018804104   163184    1600          SOLE                0      0    0
AMERICAN AXLE & MFG            COM              024061103   168200    5800          SOLE                0      0    0
AMERICAN DIV. HOLDINGS         COM              02541N101        0  474550          SOLE             SOLE      0    0
ANADARKO PETROLEUM             COM              032511107   840956   14900          SOLE             SOLE      0    0
AVNET INC                      COM              053807103   197538    7300          SOLE             SOLE      0    0
BISYS GROUP INC                COM              055472104   867150   24600          SOLE             SOLE      0    0
BURLINGTON RESOURCES           COM              122014103   845899   21100          SOLE             SOLE      0    0
CABOT MICROELECTRONICS         COM              12709P103   148830    2200          SOLE             SOLE      0    0
CATALINA MARKETING CP          COM              148867104   135050    3700          SOLE                0      0    0
CHEESECAKE FACTORY INC         COM              163072101   151290    4100          SOLE                0      0    0
CLOROX COMPANY                 COM              189054109    82897    1900          SOLE             SOLE      0    0
COMPASS BANCSHARES             COM              20449H109   151263    4900          SOLE                0      0    0
CYMER INC                      COM              232572107   158912    3200          SOLE             SOLE      0    0
CYTYC CP                       COM              232946103   145368    5400          SOLE                0      0    0
DR HORTON                      COM              23331A109   852020   22600          SOLE             SOLE      0    0
DARDEN RESTAURANTS             COM              237194105  1611423   39700          SOLE                0      0    0
DELL COMPUTER                  COM              247025109   433426   16600          SOLE             SOLE      0    0
DELUXE CORP                    COM              248019101  2548926   55100          SOLE                0      0    0
DENTSPLY INTL INC              COM              249030107   161211    4350          SOLE                0      0    0
DIAMONDS TR UNIT SER 1         COM              252787106  2426814   23400          SOLE                0      0    0
ESS TECHNOLOGY INC             COM              269151106   132736    6400          SOLE             SOLE      0    0
EXPEDIA INC CL A               COM              302125109  1704096   24400          SOLE             SOLE      0    0
FIRST DATA CORP                COM              319963104  1928225   22100          SOLE             SOLE      0    0
GENENTECH INC                  COM              368710406   141260    2800          SOLE             SOLE      0    0
GENERAL ELECTRIC CO.           COM              369604103   247170    6600          SOLE             SOLE      0    0
GILEAD SCIENCES                COM              375558103   201544    5600          SOLE                0      0    0
GREAT ATL & PAC TEA CO.        COM              390064103   144976    5200          SOLE                0      0    0
GREENPOINT FINANCIAL           COM              395384100   786600   18000          SOLE                0      0    0
HARRAHS ENTERTAINMENT          COM              413619107   960442   21700          SOLE                0      0    0
HEARTLAND EXPRESS              COM              422347104   207731   10407          SOLE                0      0    0
ITT INDS INC                   COM              450911102   163904    2600          SOLE             SOLE      0    0
JEFFERIES GROUP INC            COM              472319102   144600    3000          SOLE             SOLE      0    0
JOHNSON CTLS INC               COM              478366107  1006734   11400          SOLE                0      0    0
KB HOME COM                    COM              48666K109   837620   19300          SOLE             SOLE      0    0
KLA TENCOR                     COM              482480100   192850    2900          SOLE             SOLE      0    0
L3 COMMUNICATIONS              COM              502424104   963200    8600          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS         COM              53215T106  3468640  521600          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS         COM              53215T106  6650000 1000000          SOLE             SOLE      0    0
(RESTRICTED)
LINEAR TECHNOLOGY              COM              535678106   123816    2800          SOLE             SOLE      0    0
LOCKHEED MARTIN CORP           COM              539830109  1059472   18400          SOLE                0      0    0
MARVELL TECHNOLOGY GROUP       COM              G5876H105   157680    3600          SOLE                0      0    0
MERCURY INTERACTIVE            COM              589405109   135540    3600          SOLE                0      0    0
MICROSOFT CORP.                COM              594918104   265364    4400          SOLE             SOLE      0    0
NASDAQ 100 TRUST               COM              631100104  2329476   64600          SOLE             SOLE      0    0
NEWMONT MINING                 COM              651639106  5684757  205300          SOLE             SOLE      0    0
OXFORD HEALTH PLANS            COM              691471106   856695   20500          SOLE             SOLE      0    0
PANCANADIAN ENERGY             COM              69831A107  2646860   89000          SOLE             SOLE      0    0
PENN NATIONAL GAMING           COM              707569109  1968124   56200          SOLE             SOLE      0    0
PEROT SYSTEMS CLASS A          COM              714265105   151620    7600          SOLE             SOLE      0    0
PHILLIPS PETROLEUM CO.         COM              718507106  1111560   17700          SOLE             SOLE      0    0
POLARIS INDS.                  COM              731068102   152880    2400          SOLE             SOLE      0    0
RADIAN GROUP                   COM              750236101   903072   18400          SOLE             SOLE      0    0
ROPER INDS INC                 COM              776696106   149220    3000          SOLE             SOLE      0    0
RYLAND GROUP                   COM              783764103  2525600   28000          SOLE             SOLE      0    0
SIEBEL SYSTEMS                 COM              826170102   130440    4000          SOLE             SOLE      0    0
SILICON LABORATORIES           COM              826919102   155452    4400          SOLE             SOLE      0    0
SMITH INTERNATIONAL            COM              832110100   162600    2400          SOLE             SOLE      0    0
SMITHFIELD FOODS INC.          COM              832248108   117450    4500          SOLE             SOLE      0    0
SOUTHTRUST CORP                COM              844730101  1824240   69100          SOLE             SOLE      0    0
SPDR TR UNIT SER 1             COM              78462F103  2462180   21500          SOLE                0      0    0
ST. JUDE MEDICAL               COM              790849103  1705015   22100          SOLE             SOLE      0    0
SUNCOR ENERGY                  COM              867229106  2654144   73400          SOLE             SOLE      0    0
SYMANTEC                       COM              871503108  4862780  118000          SOLE             SOLE      0    0
TOLL BROTHERS                  COM              889478103  1739765   34900          SOLE             SOLE      0    0
UNITED PARCEL SERVICE          COM              911312106   152000    2500          SOLE             SOLE      0    0
VARIAN MEDICAL SUPPLIES        COM              92220P105   147240    3600          SOLE             SOLE      0    0
WEATHERFORD INTERNATIONAL      COM              947074100   809710   17000          SOLE                0      0    0
WEBMD CORP                     COM              94769M105   125952   16400          SOLE                0      0    0
WELLPOINT HLT NETWORK          COM              94973H108  1693622   26600          SOLE                0      0    0